Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 303,523	¥ 315,423
Service cost	6,721	12,079	¥ 11,270
Interest cost	1,786	1,766	2,180
Actuarial gain	(3,593)	(5,642)
Benefits paid	(12,656)	(13,301)
Amendments of pension benefit plans		(6,818)
Acquisition, divestitures and other	29	16
Projected benefit obligation at end of year	295,810	303,523	315,423
Change in plan assets:
Fair value of plan assets at beginning of year	225,744	232,885
Actual return on plan assets	19,126	(2,934)
Employer contributions	825	5,584
Benefits paid	(10,948)	(9,791)
Fair value of plan assets at end of year	234,747	225,744	¥ 232,885
Funded status at end of year	(61,063)	(77,779)
Amounts recognized in the consolidated balance sheets	¥ (61,063)	¥ (77,779)